Earnings Per Common Share (Details) - USD ($)		12 Months Ended
	Oct. 06, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Diluted, Other Disclosure [Abstract]
Net income from continuing operations, net of taxes		$ 21,542,163	$ 15,304,934	$ 21,303,156
Net income from discontinued operations, net of taxes		0	0	17,339,332
Less: Net income attributable to non-controlling interest in subsidiaries		(2,273,340)	(685,938)	0
Net income attributable to Castor Maritime Inc.		19,268,823	14,618,996	38,642,488
Less: Deemed dividend on warrants repurchased	$ (400,000)	0	0	(444,885)
Net income attributable to common shareholders of Castor Maritime Inc.		10,925,627	33,804,394	36,980,474
Effect of subsidiary share based expense on diluted EPS		(30,521)	0	0
Net income attributable to common shareholders, diluted		$ 19,238,302	$ 14,618,996	$ 38,197,603
Weighted average number of common shares outstanding, basic (in shares)		9,662,354	9,662,354	9,571,045
Effect of dilutive shares (in shares)		43,990,556	29,082,896	12,382,788
Weighted average number of common shares outstanding, diluted (in shares)		53,652,910	38,745,250	21,953,833
Earnings per common share, basic, continuing operations (in dollars per share)		$ 1.13	$ 3.5	$ 2.05
Earnings per common share, diluted, continuing operations (in dollars per share)		0.36	0.38	0.95
Earnings per common share, basic, discontinued operations (in dollars per share)		0	0	1.81
Earnings per common share, diluted, discontinued operations (in dollars per share)		0	0	0.79
Earnings per common share, basic, Total (in dollars per share)		1.13	3.5	3.86
Earnings per common share, diluted, Total (in dollars per share)		$ 0.36	$ 0.38	$ 1.74
Series D Preferred Shares [Member]
Earnings Per Share, Diluted, Other Disclosure [Abstract]
Dividend on Preferred Shares		$ (4,979,167)	$ (2,645,833)	$ (1,020,833)
Deemed dividend on Preferred Shares		(3,005,817)	(606,444)	(196,296)
Add: Deemed contribution from preferred shareholders		0	22,437,675	0
Dividend on Preferred Shares		4,979,167	2,645,833	1,020,833
Deemed dividend on Preferred Shares		3,005,817	606,444	196,296
Deemed contribution from preferred shareholders		0	(22,437,675)	0
Series E Preferred Shares [Member]
Earnings Per Share, Diluted, Other Disclosure [Abstract]
Dividend on Preferred Shares		(189,583)	0	0
Deemed dividend on Preferred Shares		(168,629)	0	0
Dividend on Preferred Shares		189,583	0	0
Deemed dividend on Preferred Shares		$ 168,629	$ 0	$ 0